Expenses by nature (Tables)	9 Months Ended
Sep. 30, 2026
Notes and other explanatory information [abstract]
Schedule of Expenses by Nature
	Three months ended September 30,		Nine months ended September 30,
	2026	2025	2026	2025
Compensation and consulting	$3,914,842	$3,351,581	$12,355,407	$8,657,330
Marketing expenses	571,416	3,334,484	2,376,693	7,953,765
General and administration	657,966	552,932	1,619,894	1,756,904
Professional fees	3,759,667	1,498,154	7,506,564	3,944,257
Regulatory and transfer agent	9,490	119,877	440,022	405,409
Travel expenses	51,036	97,425	204,581	350,976
	$8,964,417	$8,954,453	$24,503,161	$23,068,641